CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY	Total CNY	Shares [Member]	Shares [Member] U.S. Dollars	Amount [Member] CNY	Amount [Member] U.S. Dollars USD ($)	Additional Paid-in Capital [Member] CNY	Additional Paid-in Capital [Member] U.S. Dollars USD ($)	Statutory Reserves [Member] CNY	Statutory Reserves [Member] U.S. Dollars USD ($)	Accumulated Deficits [member] CNY	Accumulated Deficits [member] U.S. Dollars USD ($)	Noncontrolling Interest [Member] CNY	Noncontrolling Interest [Member] U.S. Dollars USD ($)	Treasury Stock [Member] CNY	Treasury Stock [Member] U.S. Dollars USD ($)	Total U.S. Dollars USD ($)
Balance at Dec. 31, 2010	136,321,821			2,161,766		220,293,916		3,084,020		(86,011,313)		(3,206,568)
Balance (in shares) at Dec. 31, 2010		3,599,536
Issuance of ordinary shares to certain managements				171,042		(171,042)
Issuance of ordinary shares to certain managements,Shares		337,685
Issuance of ordinary shares to warrants holders				20,260		(20,260)
Issuance of ordinary shares to warrants holders,Shares		40,000
Compensation expenses for options and restricted shares awarded to employees, directors and senior managements	3,937,919					3,937,919
Compensation expenses for restricted shares awarded to directors and senior managements	1,370,689					1,370,689
Disposal of Wangku	3,717,991											3,717,991
Appropriation to statutory reserves of eFuture Beijing								221,507		(221,507)
Net loss	(19,342,292)									(18,830,869)		(511,423)
Balance at Dec. 31, 2011	126,006,128			2,353,068		225,411,222		3,305,527		(105,063,689)		0		0
Balance (in shares) at Dec. 31, 2011		3,977,221
Compensation expenses for options and restricted shares awarded to employees, directors and senior managements	2,751,455					2,751,455
Compensation expenses for restricted shares awarded to directors and senior managements	3,032,936					3,032,936
Appropriation to statutory reserves of eFuture Beijing								2,608,857		(2,608,857)
Net loss	(4,509,616)									(4,509,616)
Balance at Dec. 31, 2012	125,678,452			2,353,068	388,699	231,195,613	38,190,794	5,914,384	976,987	(112,182,162)	(18,531,173)	0	0	(1,602,451)	(264,706)	20,760,601
Balance (in shares) at Dec. 31, 2012		3,977,221	3,977,221
Compensation expenses for options and restricted shares awarded to employees, directors and senior managements	1,462,882					1,462,882	241,651									241,651
Appropriation to statutory reserves of eFuture Beijing								1,654,617	273,323	(1,654,617)	(273,323)
Ordinary shares repurchase				(31,070)	(5,132)	(1,571,381)	(259,574)							1,602,451	264,706
Ordinary shares repurchase, Shares		(65,045)	(65,045)
Issuance of vested restricted shares				4,184	691	(4,184)	(691)
Issuance of vested restricted shares, Shares		9,000	9,000
Net loss	(7,451,510)									(7,451,510)	(1,230,902)					(1,230,902)
Balance at Dec. 31, 2013	119,689,824			2,326,182	$ 384,258	231,082,930	$ 38,172,180	7,569,001	$ 1,250,310	(121,288,289)	$ (20,035,398)	0	$ 0	0	$ 0	$ 19,771,350
Balance (in shares) at Dec. 31, 2013		3,921,176	3,921,176